Equity Investments (Details 2) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended									12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 quarter	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2008 CRIC Y	Sep. 30, 2011 CRIC	Dec. 31, 2010 CRIC	Dec. 31, 2011 CRIC Y quarter	Dec. 31, 2010 CRIC	Dec. 31, 2009 CRIC	Oct. 31, 2009 CRIC	Oct. 31, 2009 COHT	Dec. 31, 2011 E-House	Dec. 31, 2011 E-House Ordinary Shares	Dec. 31, 2011 E-House ADSs	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2011 Available for Sale	Dec. 31, 2010 Available for Sale	Dec. 31, 2009 Available for Sale	Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Dec. 31, 2009 Equity securities	Dec. 31, 2011 Equity securities Tudou Holdings Limited (Tudou)	Dec. 31, 2011 Equity securities MCOX	Dec. 31, 2011 Equity securities Others
Marketable equity securities designated as available-for-sale
Sale of ownership interest (as a percent)					34.00%							66.00%
Proceeds from interest sold					$ 2,500,000
Term of license					10
Investment value											572,000,000
Quoted stock price (in dollars per share)	$ 1.37					$ 4.92	$ 9.60	$ 4.05	$ 9.60		$ 12.00
Fair value of business sold												384,600,000
Net assets												8,000,000
Cash and cash equivalents												7,600,000
Other total assets												11,900,000
Total liabilities												11,500,000
One-time gain in connection with the Transaction												376,600,000
Amount allocated to fair value of License Agreements								187,400,000
License Agreements, period of amortization of deferred revenue (in years)								10
Number of quarters within which results of equity method earnings are recognized in arrears		1						1
Additional interest acquired								2,100,000	8,900,000
Ownership percentage								34.00%
Cash consideration per share for sale of investment (in dollars per share)								$ 1.75
Shares received for each CRIC share sold														0.60	0.60
Number of E-House shares represented by each E-House American depository share													1
Available-for-Sale Securities
Cost Basis																					87,121,000	1,500,000		66,407,000	15,081,000	5,633,000
Gross Unrealized Gains			868,000																868,000		17,281,000	868,000				17,281,000
Gross Unrealized Losses																					(40,538,000)			(38,215,000)	(2,323,000)
Fair value																					63,864,000	2,368,000	1,500,000
Equity investments		463,939,000	508,113,000	580,606,000			466,460,000	244,388,000	466,460,000	572,000,000						26,450,000	7,917,000	63,864,000	2,368,000	1,500,000				28,192,000	12,758,000	22,914,000
Investments made																					135,700,000
Impairment charge						230,300,000	128,600,000														50,900,000
Unrealized losses, net		$ (23,257,000)																$ (23,257,000)			$ 23,300,000
Stock price	$ 1.37					$ 4.92	$ 9.60	$ 4.05	$ 9.60		$ 12.00
Percentage of fair value of investment below the original cost	77.00%